EQUIPMENT DEPOSITS - RELATED PARTY (Narrative) (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Equipment Deposits - Related Party 1	$ 104,619
Equipment Deposits - Related Party 2	312,500
Equipment Deposits - Related Party 3	0.00
Equipment Deposits - Related Party 4	$ 43,036